Financing Activities - Additional Information (Details) SFr / shares in Units, $ / shares in Units, $ in Millions										3 Months Ended	6 Months Ended
	May 29, 2024 CHF (SFr) SFr / shares shares	May 08, 2024 CHF (SFr) SFr / shares shares	May 08, 2024 USD ($) shares	Apr. 22, 2024 CHF (SFr) shares	Apr. 22, 2024 USD ($) $ / shares shares	May 31, 2023 CHF (SFr)	May 31, 2023 USD ($) $ / shares shares	Mar. 02, 2023 CHF (SFr) SFr / shares shares	Mar. 02, 2023 USD ($) shares	Jun. 30, 2024 CHF (SFr) SFr / shares shares	Jun. 30, 2024 CHF (SFr) TradingDay SFr / shares shares	Jun. 30, 2024 SFr / shares $ / shares shares	Jun. 30, 2023 shares	May 29, 2024 $ / shares	Apr. 22, 2024 SFr / shares	May 31, 2023 SFr / shares shares	Mar. 31, 2023 CHF (SFr)	Mar. 02, 2023 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Transaction costs related to Registered Direct Offering | SFr											SFr (1,868,000)
Par value per share | SFr / shares										SFr 0.01	SFr 0.01	SFr 0.01
Earnout shares											3,793,995		3,793,995
Earnout options											280,185		369,737
Incurred expense amount | SFr																	SFr 34,900,000
Exercise price | SFr / shares											SFr 0.01
Earnout consideration is subject to forfeiture target one											1,500,000
Earnout consideration is subject to forfeiture target two											1,500,000
Earnout consideration is subject to forfeiture target three											1,000,000
Share price target one | $ / shares												SFr 15
Share price target three | $ / shares												25
Share price target two | $ / shares												SFr 20
Earnout period end date											Mar. 02, 2028
Loan Agreement
Disclosure of detailed information about business combination [line items]
Current borrowing capacity | SFr	SFr 50,000,000
Maximum borrowing capacity | SFr	65,000,000
Amounts drawn | SFr										SFr 0	SFr 0
Loan Agreement | Loan 1
Disclosure of detailed information about business combination [line items]
Current borrowing capacity | SFr	20,000,000
Loan Agreement | Loan 2
Disclosure of detailed information about business combination [line items]
Current borrowing capacity | SFr	20,000,000
Loan Agreement | Loan 3
Disclosure of detailed information about business combination [line items]
Current borrowing capacity | SFr	SFr 10,000,000
Warrant Agreement
Disclosure of detailed information about business combination [line items]
Warrants exercisable commencing period	7 years
Warrants expiration date	Dec. 31, 2032
Transaction costs | SFr										800,000	800,000
At-the-Market Offering
Disclosure of detailed information about business combination [line items]
Percentage of commission		3.00%
Transaction costs | SFr										300,000	300,000
Issuance of ordinary shares		1,000,000	1,000,000
Par value per share | SFr / shares		SFr 0.01
Registered Direct Offering
Disclosure of detailed information about business combination [line items]
Per share purchase price | (per share)					$ 11.75										SFr 10.7
Proceeds from issuing shares				SFr 53,500,000	$ 58.8
Transaction costs related to Registered Direct Offering | SFr										SFr 2,200,000	2,500,000
Amount capitalized in deduction of share premium equity | SFr											SFr 1,900,000
Issuance of ordinary shares				5,000,000	5,000,000
Par value per share | SFr / shares															SFr 0.01
Bottom of Range
Disclosure of detailed information about business combination [line items]
Trading days | TradingDay											20
Top of Range
Disclosure of detailed information about business combination [line items]
Trading days | TradingDay											30
Number of shares issued										22,721,850	22,721,850	22,721,850
Top of Range | Loan Agreement
Disclosure of detailed information about business combination [line items]
Additional borrowings | SFr	SFr 15,000,000
Top of Range | At-the-Market Offering
Disclosure of detailed information about business combination [line items]
Offering price		SFr 90,800,000	$ 100.0
Ordinary Shares | Warrant Agreement
Disclosure of detailed information about business combination [line items]
Warrants issued price per share | (per share)	SFr 11.11													$ 12.17
Warrant vested and exercisable	43,321
Ordinary Shares | Public Offering
Disclosure of detailed information about business combination [line items]
Par value per share | (per share)							$ 11.5									SFr 10.45
Total gross proceeds						SFr 38,200,000	$ 42.0
Number of shares issued							3,654,234									3,654,234
Ordinary Shares | Top of Range | Warrant Agreement
Disclosure of detailed information about business combination [line items]
Warrants issued	361,011
EBAC
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares								SFr 97,600,000	$ 103.7
Cash transferred								12,000,000										$ 12.8
PIPE investments and conversion								85,600,000										$ 90.9
PIPE Financing | Class A Ordinary Shares
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares								SFr 67,100,000	$ 71.2
Issuance of ordinary shares to PIPE investors ( in shares)								7,118,891	7,118,891
Subscription price per share | (per share)								SFr 9.42										$ 10
CLA
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares								SFr 18,500,000	$ 19.7
Issuance of ordinary shares								1,967,000	1,967,000
Subscription price per share | (per share)								SFr 9.42										$ 10
PIPE and CLA Financing
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares								SFr 85,600,000	$ 90.9
Issuance of ordinary shares								9,085,891	9,085,891
BCA
Disclosure of detailed information about business combination [line items]
Earnout shares											3,793,995
Earnout options											369,737
Exercise price | SFr / shares											SFr 0.01